Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	COSMOS HEALTH INC.
Entity Central Index Key	0001474167
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-0611758
Entity Address Address Line 1	5 AGIOU GEORGIOU
Entity Address Address Line 2	PILEA
Entity Address City Or Town	THESSALONIKI
Entity Address Postal Zip Code	55438
City Area Code	312
Amendment Description	This Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Local Phone Number	536-3102